Accounts and Notes Receivable 10-K	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
Accounts and Notes Receivable [Abstract]
Accounts and Notes Receivable
NOTE D – ACCOUNTS RECEIVABLE

Accounts receivable – current consist of the following (in thousands):

	December 4, 2012	June 5, 2012

Rebates receivable	$832	$923
Amounts due from franchisees	770	770
Other receivables	5,170	3,007
	$6,772	$4,700

We negotiate purchase arrangements, including price terms, with designated and approved suppliers on behalf of us and our franchise system. We receive various volume discounts and rebates based on purchases for our Company-owned restaurants from numerous suppliers.

Amounts due from franchisees consist of royalties, license and other miscellaneous fees, a substantial portion of which represents current and recently-invoiced billings. Also included in this amount is the current portion of the straight-lined rent receivable from franchise sublessees.

As of December 4, 2012 and June 5, 2012, Other receivables consisted primarily of amounts due for third-party gift card sales ($2.2 million and $1.3 million, respectively), a receivable due from a third-party maintenance provider in connection with a contract settlement ($1.4 million as of December 4, 2012 only), and amounts due from our distributor ($1.1 million and $0.9 million, respectively).

On June 20, 2012, RT Midwest Holdings, LLC, RT Chicago Franchise, LLC, RT Midwest Real Estate, LLC, and RT Northern Illinois Franchise, LLC (collectively "RT Midwest"), filed for Chapter 11 protection in the United States Bankruptcy Court for the District of Minnesota. RT Midwest is a franchisee which operated 13 restaurants and had indebtedness of $2.3 million owed to RTI at the time of the Chapter 11 filing. During the fourth quarter of fiscal 2012, we wrote off the $2.3 million in franchise fee receivables due from RT Midwest and the associated unearned franchise fees in anticipation of the Chapter 11 filing. See Note H to the Condensed Consolidated Financial Statements for a discussion of closed restaurant lease reserve charges recorded during the first quarter of fiscal 2013 in connection with a subleased restaurant that RT Midwest closed during that quarter.

4. Accounts and Notes Receivable

Accounts and notes receivable - current consist of the following (in thousands):

	2012	2011

Rebates receivable	$923	$1,055
Amounts due from franchisees	770	2,506
Other receivables	3,007	3,970
	$4,700	$7,531

We negotiate purchase arrangements, including price terms, with designated and approved suppliers on behalf of us and our franchise system. We receive various volume discounts and rebates based on purchases for our Company-owned restaurants from numerous suppliers.

Amounts due from franchisees consist of royalties, license, and other miscellaneous fees, a substantial portion of which represents current and recently-invoiced billings. Also included in this amount is the current portion of the straight-lined rent receivable from franchise sublessees.

We defer recognition of franchise fee revenue for any franchise with negative cash flows at times when the negative cash flows were deemed to be anything other than temporary and the franchise has borrowed directly from us. We also do not recognize franchise fee revenue from franchises with fees in excess of 60 days past due. Accordingly, we have deferred recognition of a portion of franchise revenue from certain franchisees. Unearned income for franchise fees was insignificant and $1.2 million as of June 5, 2012 and May 31, 2011, respectively, which is included in Other deferred liabilities and/or Accrued liabilities - Rent and other in the Consolidated Balance Sheets. The decrease in unearned income is primarily attributable to the write-off of unearned fees associated with a traditional domestic franchisee that filed bankruptcy in June 2012. See Note 15 to the Consolidated Financial Statements for further discussion about the bankruptcy of this traditional franchisee.

As of June 5, 2012 and May 31, 2011, Other receivables consisted primarily of amounts due for third-party gift card sales ($1.3 million for both periods), amounts due from our distributor ($0.9 million and $0.7 million, respectively), and amounts due relating to insurance claims (negligible and $1.2 million, respectively).